Income tax expense_Details of income tax expenses (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018 KRW (₩)	Jun. 30, 2017 KRW (₩)	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 KRW (₩)
Current tax expense
Current tax expense in respect of the current year			₩ 231,393,000,000		₩ 284,030,000,000
Adjustments recognized in the current period in relation to the current tax of prior periods			(3,632,000,000)		(4,919,000,000)
Sub total			227,761,000,000		279,111,000,000
Deferred tax expense
Deferred tax assets(liabilities) relating to the origination and reversal of temporary differences			182,515,000,000		13,889,000,000
Deferred tax charged directly to equity			(378,000,000)		27,933,000,000
Others (tax effect charged directly to equity due to the adoption of IFRS 9)			75,318,000,000		0
Sub total			257,455,000,000		41,822,000,000
Income tax expense	₩ 273,701,000,000	₩ 135,034,000,000	₩ 485,216,000,000	$ 436,424	₩ 320,933,000,000